UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karamaan Group, LLC

Address:  1212 Sixth Ave, 11th Floor
          New York, NY 10036


13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kim
Title:  Managing Member
Phone:  212-542-3300


Signature, Place and Date of Signing:


 /s/ John Kim               New York, New York               May 15, 2012
-------------------     ---------------------------      --------------------
     [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $68,551
                                        (thousands)


List of Other Included Managers: None


                                                 FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2      COLUMN 3       COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                             TITLE                         VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP          (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------              ---------     ------         --------- -------- ---------  ----------- --------- -----  ------- -----

CABOT OIL & GAS CORP         COM           127097103       2,163     69,400  SH          SOLE                 45,000   0    24,400
CHESAPEAKE ENERGY CORP       COM           165167107       6,400    276,200  SH          SOLE                179,300   0    96,900
DIRECTV                      COM CL A      25490A101       3,037     61,562  SH          SOLE                 40,300   0    21,262
DIRECTV                      COM CL A      25490A101       1,974     40,000      CALL    SOLE                 25,900   0    14,100
LULULEMON ATHLETICA INC      COM           550021109       1,495     20,000      PUT     SOLE                 13,000   0     7,000
METROPCS COMMUNICATIONS INC  COM           591708102       8,926    989,623  SH          SOLE                646,200   0   343,423
NEUTRAL TANDEM INC           COM           64128B108       2,527    207,317  SH          SOLE                135,900   0    71,417
NXP SEMICONDUCTORS N V       COM           N6596X109       4,763    179,000  SH          SOLE                116,700   0    62,300
PLAINS EXPL& PRODTN CO       COM           726505100       1,706     40,000  SH          SOLE                 26,000   0    14,000
SEAGATE TECHNOLOGY PLC       SHS           G7945M107      16,513    612,607  SH          SOLE                397,300   0   215,307
TELENAV INC                  COM           879455103       7,535  1,073,418  SH          SOLE                541,200   0   532,218
WESTERN DIGITAL CORP         COM           958102105      11,512    278,125  SH          SOLE                181,100   0    97,025









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